Revenue Recognition - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue by Geography
Revenues	$ 73,620	$ 77,147	$ 79,591
Americas
Revenue by Geography
Revenues	34,114	36,274	36,994
EMEA
Revenue by Geography
Revenues	23,644	24,443	25,491
Asia Pacific
Revenue by Geography
Revenues	$ 15,863	$ 16,430	$ 17,106